Expense Example, No Redemption (Invesco Mid Cap Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Mid Cap Core Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 667
3 Years	913
5 Years	1,178
10 Years	1,935
Class B, Invesco Mid Cap Core Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,091
Class C, Invesco Mid Cap Core Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,285
Class R, Invesco Mid Cap Core Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	149
3 Years	462
5 Years	797
10 Years	1,746
Class Y, Invesco Mid Cap Core Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178